Note 4 - Earnings Per Share (Details) - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations [Abstract]
Net Income (in Dollars)	$ 1,271,000	$ 1,242,000
Weighted average shares outstanding – basic	1,718,456	1,703,732
Effect of dilutive common stock equivalents	164,010	106,910
Adjusted weighted average shares outstanding – diluted	1,882,466	1,810,642
Basic earnings per share (in Dollars per share)	$ 0.74	$ 0.73
Diluted earnings per share (in Dollars per share)	$ 0.68	$ 0.69